Shareholder Report, Average Annual Return (Details)		12 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000219256
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
C000219253
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETC 6 Meridian Low Beta Equity Strategy ETF
C000219254
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETC 6 Meridian Mega Cap Equity ETF
C000219255
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETC 6 Meridian Small Cap Equity ETF
C000226842
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETC 6 Meridian Quality Growth ETF
Without Sales Load [Member] | C000219256
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%		10.05%	10.15%
Without Sales Load [Member] | C000219253
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.00%)		6.91%	8.49%
Without Sales Load [Member] | C000219254
Average Annual Return [Line Items]
Average Annual Return, Percent		10.05%		13.75%	15.28%
Without Sales Load [Member] | C000219255
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.63%)		8.91%	13.66%
Without Sales Load [Member] | C000226842
Average Annual Return [Line Items]
Average Annual Return, Percent		1.25%	7.11%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		15.00%		15.28%	18.24%
S&P Total Market Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P Total Market Index (USD) (TR)
Average Annual Return, Percent		13.53%		14.07%	17.63%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		15.00%		15.28%	18.24%
S&P Total Market Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P Total Market Index (USD) (TR)
Average Annual Return, Percent		13.53%		14.07%	17.63%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		15.00%	13.04%
Cboe S&P 500 BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[6]	Cboe S&P 500 BuyWrite Index (USD) (TR)
Average Annual Return, Percent		9.53%		9.36%	11.29%
34/33/33 S&P 500/SmallCap 600/MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		34/33/33 S&P 500/SmallCap 600/MidCap 400
Average Annual Return, Percent		3.98%		11.73%	15.85%
S&P SmallCap 600 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index (USD)
Average Annual Return, Percent		(2.37%)		9.05%	14.13%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		20.35%	15.94%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	CBOE – Chicago Board Options Exchange